UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1. Schedule of Investments [INSERT REPORT]

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of March 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.7%
ASSET-BACKED SECURITIES — 5.7%
Collateralized Loan Obligations
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.723	%(a)	01/15/28	25,000	$25,022,900
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.513	%(a)	10/15/28	20,000	20,029,236
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	2.308	%(a)	10/12/23	31,956	31,957,957
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	2.389	%(a)	07/28/25	25,000	25,104,075
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452	%(a)	07/16/26	10,000	10,019,235
Atrium X CLO (Cayman Islands), Series 2015-10A, Class A, 144A	2.143	%(a)	07/16/25	40,000	40,036,740
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406	%(a)	10/15/28	10,000	10,124,814
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.554	%(a)	07/18/27	11,500	11,558,436
Galaxy XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 144A	2.423	%(a)	07/15/26	10,000	10,002,398
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.530	%(a)	07/20/27	45,000	44,983,773
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A(b)	2.458	%(a)	07/25/26	7,320	7,330,622
Marea CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	2.373	%(a)	10/15/23	19,411	19,412,617
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.780	%(a)	04/20/28	20,000	20,121,556
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.483	%(a)	07/15/27	26,000	25,952,118
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.561	%(a)	07/22/27	25,000	25,004,003
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.479	%(a)	10/30/27	25,000	25,005,042
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.530	%(a)	07/20/27	35,000	35,141,722
Regatta VII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.672	%(a)	12/20/28	20,000	20,033,608
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.489	%(a)	05/15/26	24,780	24,800,489
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.550	%(a)	07/20/27	40,000	40,133,856
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.530	%(a)	07/20/27	45,000	45,170,064
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	%(a)	10/25/28	10,000	10,043,783
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.507	%(a)	10/20/28	20,000	20,121,084
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.434	%(a)	11/07/25	25,000	25,016,220

TOTAL ASSET-BACKED SECURITIES (cost $569,519,916)					572,126,348

BANK LOANS(a) — 0.5%
Technology — 0.4%
Dell International LLC	3.150%		12/31/18	20,000	20,009,720
First Data Corp.	2.984%		06/02/20	19,750	19,802,910

					39,812,630

Utilities — 0.1%
Calpine Corp.	2.740%		12/31/19	7,500	7,498,658

TOTAL BANK LOANS (cost $46,693,357)					47,311,288

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A3	3.061%		02/10/48	12,750	12,924,758
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A2	1.846%		08/10/49	15,097	14,778,610
COMM Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	3,106	3,123,411
COMM Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	7,400	7,667,472
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	14,824	15,321,209
COMM Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	27,750	28,530,369
COMM Mortgage Trust, Series 2015-DC1, Class A3	3.219%		02/10/48	20,000	20,242,106
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	17,475	18,106,110
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	18,126	18,604,958
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	20,000	20,542,874
GS Mortgage Securities Trust, Series 2014-GC24, Class A3	3.342%		09/10/47	10,000	10,243,784
GS Mortgage Securities Trust, Series 2015-GC28, Class A3	3.307%		02/10/48	8,225	8,400,551
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	15,000	15,415,584
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	19,754	20,065,147
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	7,019,382
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A3	2.682%		12/15/47	22,445	22,618,733
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	10,000	10,301,216
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	10,512	10,688,075
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%		07/15/47	20,000	20,579,750
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A3	2.523%		08/15/49	16,726	16,180,615
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4	3.091%		08/10/49	90	91,966
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	31,000	31,086,164
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	15,567	15,690,175
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531%		07/15/46	10,000	10,345,565
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	16,633	16,986,726
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A3	3.058%		05/15/48	5,791	5,824,997

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $384,886,261)					381,380,307

CORPORATE BONDS — 86.3%
Aerospace/Defense — 0.2%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750%	10/11/21	5,936	6,404,950
Harris Corp., Sr. Unsec’d. Notes	1.999%	04/27/18	3,445	3,449,510
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	8,270	8,346,051
United Technologies Corp., Jr. Sub. Notes	1.778%(a)	05/04/18	5,055	5,053,569

				23,254,080

Agriculture — 1.0%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	9,353	10,865,034
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	26,140	26,168,153
Reynolds American, Inc., Gtd. Notes	2.300%	08/21/17	11,600	11,632,573
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18	31,845	32,036,293
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20	4,905	5,032,824
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	13,185	14,860,220

				100,595,097

Airlines — 1.2%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	2,270	2,343,349
American Airlines, Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	31,230	33,216,688
Continental Airlines, Inc., Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates^	6.648%	03/15/19	177	181,192
Continental Airlines, Inc., Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates^(b)	6.820%	11/01/19	1,719	1,761,463
Continental Airlines, Inc., Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%	08/02/20	1,477	1,569,249
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates(b)	6.703%	12/15/22	73	76,918
Continental Airlines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	13,800	15,179,586
Continental Airlines, Inc., Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%	05/10/21	10,108	11,219,764
Continental Airlines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	07/12/22	2,395	2,520,243
Delta Air Lines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	4,274	4,936,349
Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200%	01/02/20	2,441	2,565,888
Delta Air Lines, Inc., Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	11/23/20	9,698	10,121,874
Delta Air Lines, Inc., Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300%	10/15/20	1,147	1,207,351
Delta Air Lines, Inc., Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	11/07/21	7,261	7,668,972
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	15,975	16,307,370
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20	7,235	7,316,756

				118,193,012

Apparel — 0.1%
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	5,915	6,067,157

Auto Manufacturers — 4.3%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850%	09/15/21	17,495	16,939,674
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%	01/11/18	6,802	6,808,271
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	10,125	10,118,803
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%	08/01/18	15,000	15,108,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.145%	01/09/18	11,610	11,639,501
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	14,300	14,361,762
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19	19,450	19,517,939
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	18,730	18,679,317
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.551%	10/05/18	6,570	6,622,159
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.157%	08/04/20	12,740	12,947,879
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%	01/15/21	20,000	20,214,200
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	3.336%	03/18/21	14,025	14,189,653
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.339%	03/28/22	34,510	34,630,888
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%	05/15/18	45,956	47,480,544
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%	08/15/17	2,000	2,036,476
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN	2.943%	01/08/19	19,740	20,009,648
General Motors Co., Sr. Unsec’d. Notes	3.500%	10/02/18	39,500	40,367,104
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	11,500	11,685,518
General Motors Financial Co., Inc., Gtd. Notes(c)	3.150%	01/15/20	14,815	15,068,722
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/13/20	7,980	8,117,416
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	10,175	10,213,604
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	6,975	7,070,809
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20	14,000	14,414,456
General Motors Financial Co., Inc., Gtd. Notes	3.700%	05/09/23	10,025	10,062,794
General Motors Financial Co., Inc., Gtd. Notes	4.200%	03/01/21	10,200	10,647,117
General Motors Financial Co., Inc., Gtd. Notes	4.750%	08/15/17	16,500	16,679,322
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.400%	09/15/19	18,145	18,260,856

				433,892,432

Auto Parts & Equipment — 0.4%
Delphi Automotive PLC, Gtd. Notes	3.150%	11/19/20	16,465	16,797,264
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.000%	04/29/20	7,000	7,192,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	12,670	13,192,637

				37,182,401

Banks — 22.7%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000%(a)	12/29/49	10,601	10,919,030
Bank of America Corp., Jr. Sub. Notes, Series M	8.125%(a)	12/29/49	10,000	10,425,000
Bank of America Corp., Jr. Sub. Notes, Series V(c)	5.125%(a)	12/31/49	15,000	15,056,250
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	5,000	5,613,380
Bank of America Corp., Sr. Unsec’d. Notes	5.750%	12/01/17	30,860	31,673,871
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	32,395	32,976,847
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%	04/19/21	50,185	50,061,746
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.000%	01/11/18	25,235	25,299,501
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.503%	10/21/22	41,890	40,834,163
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	5,000	5,202,090
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%	04/25/18	30,840	32,450,866
Bank of America Corp., Sr. Unsec’d. Notes, Series L, MTN	2.600%	01/15/19	47,055	47,544,937
Bank of America Corp., Sr. Unsec’d. Notes, Series L, MTN	2.650%	04/01/19	12,435	12,594,529

Bank of America Corp., Sr. Unsec’d. Notes, Series L, MYN	2.250%		04/21/20	5,845	5,829,511
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%		05/03/21	24,550	24,226,259
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	20,200	20,258,600
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	7,920	7,977,468
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21	20,895	20,907,307
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%		01/12/21	24,000	24,168,960
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	12,640	12,699,901
BPCE SA (France), Gtd. Notes, MTN	2.500%		07/15/19	10,000	10,043,000
Capital One Financial Corp., Sr. Unsec’d. Notes	2.450%		04/24/19	12,075	12,144,516
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	32,225	32,974,263
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	38,490	37,660,271
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19	12,135	12,173,140
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	%(a)	12/31/49	19,535	20,365,237
Citigroup, Inc., Jr. Sub. Notes, Series R(c)	6.125	%(a)	12/31/49	6,810	7,184,550
Citigroup, Inc., Sr. Unsec’d. Notes	2.350%		08/02/21	18,000	17,720,820
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18	10,245	10,336,580
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19	19,810	19,988,785
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	23,100	23,328,875
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	78,185	78,278,197
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	13,155	13,151,317
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18	8,230	8,219,120
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21	18,996	19,169,244
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN	1.375%		05/26/17	4,800	4,800,754
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.300%		05/28/19	18,899	18,970,627
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	20,250	20,280,699
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20	5,000	5,027,735
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	25,000	25,102,350
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A, MTN	2.800%		03/10/21	12,760	12,856,683
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	13,895	13,979,315
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	25,445	25,417,316
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	28,905	28,929,338
Fifth Third Bank, Sr. Unsec’d. Notes	2.300%		03/15/19	6,250	6,292,263
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	7,620	7,675,679
First Horizon National Corp., Sr. Unsec’d. Notes	3.500%		12/15/20	13,890	14,272,169
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series L	5.700	%(a)	12/31/49	9,925	10,261,458
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375	%(a)	12/31/49	9,610	9,826,225
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%		11/15/21	24,690	24,180,966
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	45,125	45,372,375
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	16,000	16,090,128
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	2.875%		02/25/21	38,750	39,001,022
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	16,050	16,257,848
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/26/22	25,000	25,061,225
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	5.950%		01/18/18	21,835	22,548,393
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	24,250	25,263,165
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	10,000	10,840,770
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%		02/15/19	39,872	43,757,925

HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500%		05/15/18	5,000	4,985,050
HSBC Bank USA NA, Sub. Notes	4.875%		08/24/20	12,865	13,778,775
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22	18,420	18,185,403
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.262	%(a)	03/13/23	33,335	33,520,609
HSBC USA, Inc., Sr. Unsec’d. Notes	2.625%		09/24/18	9,855	9,955,491
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(c)	2.600%		08/02/18	13,660	13,781,615
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	14,000	14,507,500
JPMorgan Chase & Co., Jr. Sub. Notes, Series Q	5.150	%(a)	12/31/49	10,000	10,087,500
JPMorgan Chase & Co., Jr. Sub. Notes, Series V	5.000	%(a)	12/31/49	20,000	20,225,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.625%		05/15/18	11,184	11,180,578
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.800%		01/25/18	20,500	20,531,508
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%		01/23/20	40,425	40,564,183
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.400%		06/07/21	29,670	29,517,081
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	14,475	15,350,593
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	25,000	25,843,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	65,200	70,823,826
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	10,000	10,016,370
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	16,025	16,205,906
Lloyds Bank PLC (United Kingdom), Gtd. Notes	1.750%		03/16/18	3,435	3,436,494
Lloyds Bank PLC (United Kingdom), Gtd. Notes	1.750%		05/14/18	20,260	20,269,664
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%		08/17/20	7,494	7,577,498
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	24,810	27,103,089
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	23,960	24,164,618
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	5,750	5,745,912
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	17,955	18,045,960
Morgan Stanley, Jr. Sub. Notes, Series H	5.450	%(a)	12/31/49	17,375	17,689,487
Morgan Stanley, Jr. Sub. Notes, Series J(c)	5.550	%(a)	12/31/49	4,700	4,835,360
Morgan Stanley, Sr. Unsec’d. Notes	1.875%		01/05/18	17,140	17,170,132
Morgan Stanley, Sr. Unsec’d. Notes	2.650%		01/27/20	19,700	19,887,938
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20	25,800	26,112,954
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%		07/23/19	2,380	2,394,685
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.450%		02/01/19	9,430	9,514,747
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.500%		04/21/21	28,660	28,505,236
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	14,765	16,019,464
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	25,000	26,167,050
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	7.300%		05/13/19	21,690	23,976,451
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%		04/25/18	26,790	26,892,338
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.625%		11/17/21	40,640	40,372,182
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	5,498	5,936,696
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	11,493	11,713,102
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.625%		09/26/18	17,785	17,970,373
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	15,425	15,530,168
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20	21,590	21,612,497
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN(c)	2.375%		03/25/19	44,760	45,034,871
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes(c)	1.500%		01/18/18	10,270	10,259,134
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	1.800%		07/18/17	19,221	19,248,236
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	8,680	8,745,430
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/16/20	7,110	7,138,476
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442%		10/19/21	4,330	4,279,040
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%		11/01/18	17,695	17,808,885
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500%		05/01/19	20,200	20,409,979
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%		01/27/22	13,070	13,019,223
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875%		09/07/21	13,630	13,213,508

UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%		08/14/19	15,410	15,513,432
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	28,325	27,768,952
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950%		09/24/20	13,750	13,841,630
Wells Fargo & Co., Jr. Sub. Notes, Series K	7.980	%(a)	03/29/49	17,472	18,258,240

					2,283,768,578

Beverages — 1.6%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	77,630	78,213,778
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	12,385	12,605,589
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	10,000	10,881,130
Beam Suntory, Inc. (Japan), Gtd. Notes	1.875%		05/15/17	8,465	8,470,452
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%		11/26/18	25,500	25,647,031
Constellation Brands, Inc., Gtd. Notes	3.875%		11/15/19	10,000	10,416,150
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	6,325	6,325,221
Molson Coors Brewing Co., Gtd. Notes	2.000%		05/01/17	10,975	10,982,814

					163,542,165

Biotechnology — 2.1%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%		08/19/21	22,640	22,002,344
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/15/17	26,975	27,005,050
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/01/20	13,895	13,895,236
Amgen, Inc., Sr. Unsec’d. Notes	2.200%		05/22/19	24,700	24,863,218
Amgen, Inc., Sr. Unsec’d. Notes	6.150%		06/01/18	6,000	6,303,264
Baxalta, Inc., Gtd. Notes	2.875%		06/23/20	35,210	35,704,700
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	17,408	17,718,959
Celgene Corp., Sr. Unsec’d. Notes	1.900%		08/15/17	5,555	5,559,450
Celgene Corp., Sr. Unsec’d. Notes	2.300%		08/15/18	17,100	17,226,455
Celgene Corp., Sr. Unsec’d. Notes	2.875%		08/15/20	27,740	28,164,311
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550%		09/01/20	9,620	9,723,588

					208,166,575

Building Materials — 0.4%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000%		06/15/20	11,225	11,361,316
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.750%		01/15/18	6,652	6,735,130
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	2.252	%(a)	06/30/17	13,885	13,907,744
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	9,400	9,832,278

					41,836,468

Chemicals — 3.1%
Ashland LLC, Gtd. Notes	3.875%		04/15/18	15,000	15,225,000
Cabot Corp., Sr. Unsec’d. Notes	2.550%		01/15/18	19,425	19,531,702
Celanese US Holdings LLC, Gtd. Notes	4.625%		11/15/22	8,900	9,431,472
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400%		12/01/21	16,305	16,285,271
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A(b)	2.450%		05/01/20	16,040	16,110,913
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	44,913	47,654,085
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550%		05/15/19	15,000	17,004,135
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%		01/15/20	39,675	40,217,675
Eastman Chemical Co., Sr. Unsec’d. Notes	4.500%		01/15/21	449	479,142
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	20,995	22,112,312
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	19,935	22,569,071
Potash Corp of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes(c)	4.875%		03/30/20	19,415	20,573,085

Rohm & Haas Co., Gtd. Notes	6.000%		09/15/17	4,739	4,832,287
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%		12/15/17	5,000	4,992,880
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400%		12/03/20	20,875	21,477,432
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%		02/15/21	20,500	21,289,127
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875%		06/11/19	7,933	8,829,366

					308,614,955

Commercial Services — 1.0%
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%		12/08/17	15,600	15,582,762
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20	4,215	4,235,717
Equifax, Inc., Sr. Unsec’d. Notes	2.300%		06/01/21	15,830	15,587,484
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	2.350%		10/15/19	20,835	20,837,250
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	2.600%		12/01/21	25,000	24,577,675
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	2.800%		11/01/18	2,050	2,074,949
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	5.250%		10/01/20	6,000	6,502,026
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	6.375%		10/15/17	4,461	4,566,726
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%		04/01/21	11,178	11,563,976

					105,528,565

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	2.250%		02/23/21	8,870	8,896,894
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21	5,000	5,118,720
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	13,990	14,110,174
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	41,740	42,771,479
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	7,860	8,219,556
EMC Corp., Sr. Unsec’d. Notes	1.875%		06/01/18	22,460	22,244,182
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(a)	10/05/17	27,170	27,249,282
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	%(a)	10/05/18	24,090	24,380,260
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	13,195	13,524,875

					166,515,422

Diversified Financial Services — 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	2.750%		05/15/17	4,850	4,856,354
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	7,310	7,505,930
Air Lease Corp., Sr. Unsec’d. Notes	5.625	%(a)	04/01/17	2,665	2,665,000
American Express Co., Sr. Unsec’d. Notes	1.640	%(a)	05/22/18	2,000	2,007,586
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	19,920	20,917,614
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	8,850	8,919,773
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150%		11/21/18	3,675	3,681,725
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19	11,125	11,148,507
Capital One Bank USA NA, Sub. Notes	8.800%		07/15/19	7,995	9,128,795
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%		07/25/18	3,950	3,974,466
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	20,000	20,475,000
Discover Financial Services, Sr. Unsec’d. Notes	6.450%		06/12/17	4,112	4,146,738
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	16,644	16,968,991
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250	%(e)	02/06/12	1,520	98,800
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.625	%(e)	01/24/13	1,000	65,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.000	%(e)	07/19/12	900	58,500
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625%		09/25/17	500	503,750
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750%		03/19/19	32,025	32,361,391
NYSE Holdings LLC, Gtd. Notes	2.000%		10/05/17	19,880	19,942,900
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17	7,025	7,027,613

Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	26,850	27,059,699
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	17,625	17,695,676
Synchrony Financial, Sr. Unsec’d. Notes	3.000%		08/15/19	10,115	10,272,784
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%		05/23/23	12,500	12,580,675

					244,063,267

Electric — 3.8%
American Electric Power Co, Inc., Sr. Unsec’d. Notes, Series E	1.650%		12/15/17	19,295	19,289,134
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19	5,375	5,408,642
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%		05/15/21	16,755	16,439,889
Dominion Resources, Inc., Jr. Sub. Notes	2.962	%(a)	07/01/19	2,810	2,849,924
Dominion Resources, Inc., Jr. Sub. Notes	4.104	%(a)	04/01/21	22,500	23,467,883
Dominion Resources, Inc., Sr. Unsec’d. Notes, Series B	2.750%		09/15/22	10,000	9,823,860
Dominion Resources, Inc., Sr. Unsec’d. Notes, Series C	2.000%		08/15/21	13,955	13,539,336
Duke Energy Corp., Sr. Unsec’d. Notes	1.800%		09/01/21	15,715	15,179,731
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	4,350	4,366,895
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	1,750	1,749,472
Emera US Finance LP (Canada), Gtd. Notes	2.700%		06/15/21	32,535	32,350,657
Entergy Corp., Sr. Unsec’d. Notes	5.125%		09/15/20	11,128	12,021,645
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750%		03/15/22	2,805	2,812,582
Exelon Corp., Jr. Sub. Notes	3.497	%(a)	06/01/22	5,705	5,757,669
Exelon Corp., Sr. Unsec’d. Notes	2.450%		04/15/21	4,940	4,880,863
Exelon Corp., Sr. Unsec’d. Notes	2.850%		06/15/20	10,670	10,809,884
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%		01/15/20	26,996	27,367,033
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.750%		03/15/18	10,850	10,889,613
Fortis, Inc. (Canada), Sr. Unsec’d. Notes, 144A	2.100%		10/04/21	13,335	12,920,788
Georgia Power Co., Sr. Unsec’d. Notes	2.400%		04/01/21	19,095	19,030,745
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.150%		04/01/22	20,785	20,986,885
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000%		09/15/17	7,040	7,172,289
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.586%		06/01/17	4,770	4,771,269
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.649%		09/01/18	14,030	13,988,345
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	20,900	22,294,239
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.250%		09/15/21	5,290	5,413,045
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	18,060	18,188,425
PSEG Power LLC, Gtd. Notes(c)	3.000%		06/15/21	11,030	11,117,027
Southern Co. (The), Sr. Unsec’d. Notes	2.450%		09/01/18	7,050	7,109,164
Southern Co. (The), Sr. Unsec’d. Notes	2.750%		06/15/20	12,818	12,926,940
TECO Finance, Inc., Gtd. Notes, MTN	6.572%		11/01/17	2,000	2,054,020

					376,977,893

Electronics — 0.4%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%		03/01/18	5,425	5,479,033
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125%		06/15/21	18,569	18,671,798
Fortive Corp., Sr. Unsec’d. Notes, 144A	2.350%		06/15/21	7,845	7,748,914
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350%		08/01/19	3,455	3,474,728

					35,374,473

Food — 1.6%
JM Smucker Co. (The), Gtd. Notes	1.750%		03/15/18	5,965	5,971,269
JM Smucker Co. (The), Gtd. Notes	2.500%		03/15/20	14,625	14,772,201
Kraft Heinz Foods Co., Gtd. Notes	2.250%		06/05/17	10,720	10,737,838
Kraft Heinz Foods Co., Gtd. Notes	2.800%		07/02/20	38,045	38,563,097
Kraft Heinz Foods Co., Gtd. Notes	6.125%		08/23/18	11,431	12,086,979
Kroger Co. (The), Sr. Unsec’d. Notes	2.300%		01/15/19	4,125	4,150,476
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000%		10/28/21	17,430	16,771,198

Sysco Corp., Gtd. Notes(c)	2.500%	07/15/21	6,520	6,498,249
Tyson Foods, Inc., Gtd. Notes	2.650%	08/15/19	13,580	13,729,448
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	7,390	7,408,593
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	23,740	23,932,650
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,550	2,595,467

				157,217,465

Forest Products & Paper — 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A(b)	5.400%	11/01/20	13,600	14,943,530
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	20,080	21,513,190
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	8,295	9,528,948

				45,985,668

Gas — 0.4%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(c)	2.800%	11/15/20	9,700	9,819,882
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	12,390	12,390,000
Sempra Energy, Sr. Unsec’d. Notes	2.850%	11/15/20	22,900	23,164,449

				45,374,331

Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	6,450	6,427,012
Stanley Black & Decker, Inc., Sub. Notes	2.451%	11/17/18	22,195	22,426,250

				28,853,262

Healthcare-Products — 2.1%
Abbott Laboratories, Sr. Unsec’d. Notes	2.800%	09/15/20	25,260	25,479,762
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	31,245	31,381,697
Becton Dickinson and Co., Sr. Unsec’d. Notes	2.675%	12/15/19	15,444	15,663,969
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	6,575	6,666,248
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,664,888
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	48,610	49,310,616
Stryker Corp., Sr. Unsec’d. Notes	2.625%	03/15/21	17,460	17,561,216
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400%	02/01/19	4,985	5,027,063
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	13,075	13,096,312
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	15,435	15,544,156
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	20,347	20,421,429

				210,817,356

Healthcare-Services — 2.1%
Aetna, Inc., Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	2,999,436
Aetna, Inc., Sr. Unsec’d. Notes	1.750%	05/15/17	10,655	10,656,002
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,190,893
Anthem, Inc., Sr. Unsec’d. Notes	1.875%	01/15/18	41,195	41,226,473
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	23,940	24,026,878
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	9,875	9,918,924
Anthem, Inc., Sr. Unsec’d. Notes	3.700%	08/15/21	14,150	14,658,523
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	1,416	1,567,402
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	9,010	9,108,795
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.200%	08/23/17	14,785	14,828,320
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	8,100	8,170,494
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	3,640	3,659,194
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	3,730	3,974,867
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	30,000	30,187,440
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.300%	12/15/19	8,600	8,677,804
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	4,800	4,896,490
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	15,075	15,655,975

				214,403,910

Home Builders — 0.4%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	11,000	11,106,348
Lennar Corp., Gtd. Notes	4.125%		01/15/22	15,600	15,712,164
PulteGroup, Inc., Gtd. Notes	4.250%		03/01/21	5,143	5,284,432
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	8,050	8,251,250

					40,354,194

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	12,725	12,833,659

Housewares — 0.7%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.050%		12/01/17	7,090	7,112,681
Newell Brands, Inc., Sr. Unsec’d. Notes	2.600%		03/29/19	1,184	1,198,639
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%		12/01/19	34,655	35,270,819
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%		04/01/21	11,575	11,824,337
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	10,895	11,340,573

					66,747,049

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	500	546,047
American International Group, Inc., Sr. Unsec’d. Notes	2.300%		07/16/19	29,190	29,297,828
American International Group, Inc., Sr. Unsec’d. Notes	3.300%		03/01/21	15,095	15,373,050
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	6,075	6,682,391
AXIS Specialty Finance PLC, Gtd. Notes	2.650%		04/01/19	9,160	9,236,000
Chubb INA Holdings, Inc., Gtd. Notes	2.300%		11/03/20	14,800	14,853,162
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	6,300	6,616,354
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	10,004	10,864,914
Markel Corp., Sr. Unsec’d. Notes	7.125%		09/30/19	14,001	15,647,308
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%		10/15/18	5,875	5,943,920
MetLife, Inc., Sr. Unsec’d. Notes	1.756	%(a)	12/15/17	12,125	12,125,570
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%		01/10/18	8,310	8,295,457
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%		04/10/19	40,000	40,233,880
New York Life Global Funding, Sec’d. Notes, 144A	2.100%		01/02/19	20,570	20,691,548
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	1.500%		04/18/19	3,570	3,539,808
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	2.200%		04/08/20	9,525	9,510,903
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A(b)	2.950%		11/01/19	23,585	23,973,162
Trinity Acquisition PLC, Gtd. Notes	3.500%		09/15/21	9,895	10,059,663
Unum Group, Sr. Unsec’d. Notes	3.000%		05/15/21	6,145	6,151,962
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22	16,075	17,252,719
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	642	694,680
W.R. Berkley Corp., Sr. Unsec’d. Notes	7.375%		09/15/19	3,960	4,420,390
XLIT Ltd. (Bermuda), Gtd. Notes	2.300%		12/15/18	9,251	9,309,559

					281,320,275

Iron/Steel — 0.1%
Nucor Corp., Sr. Unsec’d. Notes	5.850%		06/01/18	11,000	11,513,623

Leisure Time — 0.3%
Carnival Corp., Gtd. Notes	1.875%		12/15/17	30,705	30,747,496

Lodging — 1.0%
Marriott International, Inc., Sr. Unsec’d. Notes	2.300%		01/15/22	36,420	35,600,331
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	25,350	25,776,641
Marriott International, Inc., Sr. Unsec’d. Notes	3.375%		10/15/20	4,195	4,326,874

Marriott International, Inc., Sr. Unsec’d. Notes	6.375%		06/15/17	9,400	9,489,563
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	3,000	3,160,065
Marriott International, Inc., Sr. Unsec’d. Notes	7.150%		12/01/19	10,218	11,488,506
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	7,610	7,646,635

					97,488,615

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.700%		06/16/18	500	500,192

Machinery-Diversified — 0.1%
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850%		11/15/17	6,770	6,776,046

Media — 2.5%
21st Century Fox America, Inc., Gtd. Notes	5.650%		08/15/20	7,180	7,901,339
CBS Corp., Gtd. Notes	1.950%		07/01/17	7,702	7,707,253
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%		07/23/22	49,305	51,993,651
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%		07/15/18	4,698	4,985,752
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18	10,000	10,165,700
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	13,725	13,756,032
NBCUniversal Media LLC, Gtd. Notes	4.375%		04/01/21	5,355	5,751,243
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%		06/15/20	500	505,232
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%		06/15/22	30,770	31,347,338
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%		09/16/19	11,900	11,969,805
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18	10,000	10,358,850
Time Warner Cable LLC, Sr. Sec’d. Notes	5.850%		05/01/17	6,068	6,086,635
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%		07/01/18	9,162	9,688,192
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%		04/01/19	9,759	10,879,948
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%		02/14/19	10,135	11,329,045
Time Warner, Inc., Gtd. Notes	2.100%		06/01/19	14,000	14,022,358
Time Warner, Inc., Gtd. Notes	3.400%		06/15/22	16,320	16,660,076
Viacom, Inc., Jr. Sub. Notes	5.875	%(a)	02/28/57	12,500	12,750,000
Viacom, Inc., Sr. Unsec’d. Notes	2.250%		02/04/22	12,500	11,997,375

					249,855,824

Mining — 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23	4,910	5,264,630
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	1,563	1,675,425
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(c)	6.250	%(a)	10/19/75	2,935	3,173,469
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	10,112	10,401,587

					20,515,111

Miscellaneous Manufacturing — 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%		04/15/19	7,150	7,248,313
Crane Co., Sr. Unsec’d. Notes	2.750%		12/15/18	9,500	9,651,734
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875%		01/15/19	3,715	3,776,015
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17	4,100	4,102,001
Pentair Finance SA (United Kingdom), Gtd. Notes	3.150%		09/15/22	4,440	4,408,982

					29,187,045

Oil & Gas — 3.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%		03/15/21	35,825	38,323,901
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	17,952	18,044,112
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%		05/10/18	15,300	15,258,063
BP Capital Markets PLC (United Kingdom), Gtd. Notes(c)	2.112%		09/16/21	43,285	42,508,294

Canadian National Resources Ltd. (Canada), Sr. Unsec’d. Notes(c)	3.450%		11/15/21	11,400	11,575,195
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%		08/15/22	3,400	3,352,312
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	21,014	22,695,120
ConocoPhillips Co., Gtd. Notes(c)	4.200%		03/15/21	11,590	12,358,336
Devon Energy Corp., Sr. Unsec’d. Notes(c)	3.250%		05/15/22	27,939	27,677,323
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	4,691	4,840,971
EOG Resources, Inc., Sr. Unsec’d. Notes	4.100%		02/01/21	3,390	3,577,884
EOG Resources, Inc., Sr. Unsec’d. Notes	4.400%		06/01/20	5,250	5,567,147
Exxon Mobil Corp., Sr. Unsec’d. Notes(c)	2.222%		03/01/21	10,295	10,314,911
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	4,305	4,662,797
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250%		12/15/19	15,291	17,204,898
Nabors Industries, Inc., Gtd. Notes	6.150%		02/15/18	15,755	16,331,633
Noble Energy, Inc., Sr. Unsec’d. Notes(c)	4.150%		12/15/21	18,487	19,397,559
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%		03/01/19	4,527	5,035,799
Phillips 66, Gtd. Notes	2.950%		05/01/17	6,430	6,437,259
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	19,140	20,119,183
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	12,218	12,860,031
Tesoro Corp., Gtd. Notes, 144A	4.750%		12/15/23	15,000	15,481,350
Transocean, Inc., Gtd. Notes	4.250	%(a)	10/15/17	9,600	9,648,000

					343,272,078

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	1.350%		12/01/17	5,360	5,345,131
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	2.350%		12/21/18	12,920	13,005,556
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	10,125	10,353,066

					28,703,753

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes	4.375%		12/15/20	1,940	2,032,150
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	1,879	2,076,068
WestRock RKT Co., Gtd. Notes	3.500%		03/01/20	13,815	14,178,763
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19	12,675	13,229,607

					31,516,588

Pharmaceuticals — 5.4%
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%		11/06/18	15,000	15,044,550
AbbVie, Inc., Sr. Unsec’d. Notes	2.300%		05/14/21	20,430	20,173,481
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%		05/14/20	61,995	62,417,682
Actavis Funding SCS, Gtd. Notes(c)	2.450%		06/15/19	6,530	6,568,057
Actavis Funding SCS, Gtd. Notes	3.000%		03/12/20	73,525	74,779,925
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	16,180	16,521,042
Actavis, Inc., Gtd. Notes	1.875%		10/01/17	18,710	18,727,587
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%		10/08/19	15,975	16,084,652
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700%		03/15/18	9,455	9,456,692
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.900%		06/15/17	8,050	8,057,696
Express Scripts Holding Co., Gtd. Notes	2.250%		06/15/19	25,000	25,014,975
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%		02/01/19	10,000	10,353,670
McKesson Corp., Sr. Unsec’d. Notes	2.284%		03/15/19	24,800	24,978,684
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.000%		11/15/20	17,255	17,588,574
Medco Health Solutions, Inc., Gtd. Notes	4.125%		09/15/20	2,000	2,094,718
Mylan, Inc., Gtd. Notes	2.550%		03/28/19	3,195	3,207,240
Mylan, Inc., Gtd. Notes	2.600%		06/24/18	7,855	7,914,635
Mylan NV, Gtd. Notes	2.500%		06/07/19	13,010	13,069,482
Mylan NV, Gtd. Notes	3.000%		12/15/18	4,090	4,137,469
Mylan NV, Gtd. Notes	3.150%		06/15/21	18,210	18,276,958
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%		11/08/18	8,350	8,391,216
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	17,540	17,413,589

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%		09/23/21	47,645	46,592,713
Teva Pharmaceuticals Finance Netherlands III BV (Israel), Gtd. Notes	2.200%		07/21/21	66,780	64,446,707
Zoetis, Inc., Sr. Unsec’d. Notes	1.875%		02/01/18	10,650	10,656,070
Zoetis, Inc., Sr. Unsec’d. Notes	3.450%		11/13/20	15,455	15,829,629

					537,797,693

Pipelines — 2.2%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%		11/15/18	5,610	5,636,861
Columbia Pipeline Group, Inc., Gtd. Notes	2.450%		06/01/18	8,745	8,786,722
DCP Midstream Operating LP, Gtd. Notes	2.500%		12/01/17	8,990	8,967,525
DCP Midstream Operating LP, Gtd. Notes	2.700%		04/01/19	4,560	4,514,400
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%		03/15/20	10,000	10,350,000
Enable Midstream Partners LP, Sr. Unsec’d. Notes	2.400	%(a)	05/15/19	6,545	6,485,578
Enterprise Products Operating LLC, Gtd. Notes	1.650%		05/07/18	8,305	8,295,657
Enterprise Products Operating LLC, Gtd. Notes	2.550%		10/15/19	14,680	14,803,914
Enterprise Products Operating LLC, Gtd. Notes	2.850%		04/15/21	17,180	17,254,527
Enterprise Products Operating LLC, Gtd. Notes	6.650%		04/15/18	3,400	3,565,764
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%		02/01/19	8,300	8,378,568
Kinder Morgan Energy Partners LP, Gtd. Notes	3.950%		09/01/22	10,000	10,216,360
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%		10/01/21	29,692	31,829,171
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		04/01/20	5,000	5,533,515
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	3,500	3,737,919
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17	13,030	13,045,271
ONEOK Partners LP, Gtd. Notes	3.200%		09/15/18	9,185	9,313,167
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%		02/15/20	3,535	3,554,269
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950%		09/25/18	20,415	20,684,866
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800%		10/15/22	1,500	1,452,135
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%		08/15/18	7,142	7,182,267
Williams Partners LP, Sr. Unsec’d. Notes	4.000%		11/15/21	4,559	4,717,562
Williams Partners LP, Sr. Unsec’d. Notes	4.125%		11/15/20	2,392	2,501,365
Williams Partners LP, Sr. Unsec’d. Notes	5.250%		03/15/20	12,042	12,956,445

					223,763,828

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950%		09/15/22	10,258	10,285,635
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%		04/15/22	33,867	36,430,563
Digital Realty Trust LP, Gtd. Notes	3.400%		10/01/20	6,235	6,394,616
Digital Realty Trust LP, Gtd. Notes	5.875%		02/01/20	15,697	17,052,609
Equity Commonwealth, Sr. Unsec’d. Notes	6.650%		01/15/18	2,160	2,188,601
ERP Operating LP, Sr. Unsec’d. Notes	2.375%		07/01/19	11,370	11,443,757
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%		08/15/19	5,100	5,142,605
Liberty Property LP, Sr. Unsec’d. Notes	4.750%		10/01/20	6,000	6,379,248
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%		12/15/17	13,340	13,372,363
Realty Income Corp., Sr. Unsec’d. Notes	2.000%		01/31/18	7,800	7,813,229
Realty Income Corp., Sr. Unsec’d. Notes	6.750%		08/15/19	4,585	5,069,300
Regency Centers LP, Gtd. Notes	6.000%		06/15/20	3,877	4,254,120
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%		11/05/19	9,100	9,128,738
Select Income REIT, Sr. Unsec’d. Notes	2.850%		02/01/18	11,821	11,896,264
Simon Property Group LP, Sr. Unsec’d. Notes	2.200%		02/01/19	12,200	12,273,627
Ventas Realty LP, Gtd. Notes	3.100%		01/15/23	24,030	23,851,818
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%		02/15/18	8,035	8,046,771
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.750%		06/01/21	875	936,690
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%		06/30/19	13,815	13,893,179
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%		09/15/17	16,900	16,904,174

WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	5,400	5,450,085
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250%	10/05/20	13,485	13,744,478
Welltower, Inc., Sr. Unsec’d. Notes	5.250%	01/15/22	20,485	22,456,558
Welltower, Inc., Sr. Unsec’d. Notes	6.125%	04/15/20	5,930	6,559,037
Weyerhaeuser Co., Sr. Unsec’d. Notes(c)	7.375%	10/01/19	7,607	8,526,724

				279,494,789

Retail — 1.9%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500%	04/15/21	6,310	6,250,819
CVS Health Corp., Sr. Unsec’d. Notes	2.125%	06/01/21	5,000	4,904,400
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	12/05/18	14,250	14,342,654
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	20,350	20,487,220
CVS Health Corp., Sr. Unsec’d. Notes	2.800%	07/20/20	59,833	60,835,681
CVS Health Corp., Sr. Unsec’d. Notes	4.750%	12/01/22	7,796	8,461,435
Dollar General Corp., Sr. Unsec’d. Notes	1.875%	04/15/18	26,920	26,945,170
Macy’s Retail Holdings, Inc., Gtd. Notes(c)	4.375%	09/01/23	10,620	10,544,768
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	1.750%	11/17/17	5,755	5,760,191
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.600%	06/01/21	23,590	23,618,473
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	11,240	11,390,200

				193,541,011

Semiconductors — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000%	01/15/22	50,670	50,605,446
KLA-Tencor Corp., Sr. Unsec’d. Notes	2.375%	11/01/17	3,345	3,352,791
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	2,550	2,618,177
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	13,937,978
NVIDIA Corp., Sr. Unsec’d. Notes	2.200%	09/16/21	34,535	33,825,582
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	8,825	9,001,500
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22	10,000	10,225,000

				123,566,474

Software — 1.4%
CA, Inc., Sr. Unsec’d. Notes	2.875%	08/15/18	7,865	7,968,865
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22	9,225	9,360,635
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	15,115	15,688,811
Fidelity National Information Services, Inc., Gtd. Notes	1.450%	06/05/17	2,090	2,089,749
Fidelity National Information Services, Inc., Gtd. Notes	2.000%	04/15/18	7,500	7,515,750
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250%	08/15/21	15,425	15,105,317
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	7,180	7,279,134
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	13,570	14,101,537
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	15,210	15,382,101
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	13,930	14,019,500
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	18,460	18,139,165
Oracle Corp., Sr. Unsec’d. Notes	2.375%	01/15/19	17,340	17,578,547

				144,229,111

Telecommunications — 5.1%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	11,400	12,219,363
AT&T, Inc., Sr. Unsec’d. Notes	1.700%	06/01/17	3,000	3,000,840
AT&T, Inc., Sr. Unsec’d. Notes	1.750%	01/15/18	14,900	14,905,364

AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20	77,815	77,809,397
AT&T, Inc., Sr. Unsec’d. Notes(c)	2.800%	02/17/21	14,010	14,051,624
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	7,185	7,147,602
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/15/22	3,895	4,028,856
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/01/24	15,000	15,230,550
AT&T, Inc., Sr. Unsec’d. Notes	4.600%	02/15/21	4,700	5,000,119
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19	6,800	6,837,495
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	33,835	34,947,562
CenturyLink, Inc., Sr. Unsec’d. Notes, Series R	5.150%	06/15/17	10,450	10,523,150
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.820%	01/19/22	32,770	32,581,376
Nippon Telegraph & Telephone Corp. (Japan), Sr. Sec’d. Notes	1.400%	07/18/17	8,720	8,720,235
Orange SA (France), Sr. Unsec’d. Notes	2.750%	02/06/19	21,115	21,362,637
Orange SA (France), Sr. Unsec’d. Notes	5.375%	07/08/19	4,828	5,166,752
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	8,500	8,542,568
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	25,000	24,937,500
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192%	04/27/18	28,700	29,072,985
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%	11/15/19	8,700	9,418,571
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.125%	03/16/22	34,480	34,665,502
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	40,000	42,575,320
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.946%	03/15/22	68,003	67,732,280
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.250%	09/26/17	19,270	19,253,409

				509,731,057

Transportation — 0.1%
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	727	726,457
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700%	05/15/17	6,810	6,858,174
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,480	7,531,387

				15,116,018

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(b)	2.500%	06/15/19	11,175	11,238,318
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(b)	3.200%	07/15/20	17,770	18,083,960
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(b)	3.300%	04/01/21	200	202,726

				29,525,004

TOTAL CORPORATE BONDS (cost $8,630,945,466)				8,664,321,065

NON-CORPORATE FOREIGN AGENCIES — 1.0%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750%	05/09/18	8,450	8,420,011
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%	01/22/19	12,900	12,914,835
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350%	10/13/20	12,350	12,343,553
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125%	03/20/22	17,760	17,947,173
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	46,030	46,029,632

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $97,345,737)				97,655,204

MUNICIPAL BONDS — 0.2%
Alabama — 0.1%
Alabama Economic Settlement Authority	3.163%	09/15/25	5,150	5,170,136

California — 0.1%
Catholic Health Initiatives, Sec’d. Notes	1.600%	11/01/17	2,100	2,097,803
Catholic Health Initiatives, Unsec’d. Notes	2.600%	08/01/18	5,270	5,301,799
Dignity Health, Sec’d. Notes	2.637%	11/01/19	8,900	8,929,602

				16,329,204

TOTAL MUNICIPAL BONDS (cost $21,419,276)				21,499,340

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes	1.625%	03/15/20	4,705	4,721,910
U.S. Treasury Notes	1.875%	02/28/22	12,900	12,872,291

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,571,713)				17,594,201

			Shares
PREFERRED STOCKS — 0.0%
Banks
Citigroup Capital XIII, 7.409% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,517,800

TOTAL LONG-TERM INVESTMENTS (cost $9,771,723,726)				9,805,405,553

SHORT-TERM INVESTMENTS — 2.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(f)			182,411,615	182,411,615
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $110,947,094; includes $110,355,779 of cash collateral for securities on loan)(f)(g)			110,938,336	110,960,524

TOTAL SHORT-TERM INVESTMENTS (cost $293,358,709)				293,372,139

TOTAL INVESTMENTS — 100.6% (cost $10,065,082,435)(h)				10,098,777,692
Liabilities in excess of other assets(i) — (0.6)%				(59,280,233)

NET ASSETS — 100.0%				$10,039,497,459

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note

OTC	Over-the-counter
REIT	Real Estate Investment Trust

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,942,655 and 0.0% of net assets.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(b)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $152,280,238 is approximately 1.5% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,183,796; cash collateral of $110,355,779 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(e)	Security is post-maturity.
(f)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(g)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation were as follows:

Tax Basis	$10,194,951,912

Appreciation	59,982,578
Depreciation	(156,156,798)

Net Unrealized Depreciation	$(96,174,220)

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
6,313	2 Year U.S. Treasury Notes	Jun. 2017	$1,365,910,702	$1,366,468,578	$557,876
2,630	5 Year U.S. Treasury Notes	Jun. 2017	309,465,838	309,620,859	155,021

					712,897

	Short Position:
660	10 Year U.S. Treasury Notes	Jun. 2017	81,870,266	82,211,250	(340,984)

					$371,913

Cash of $3,190,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at March 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$572,126,348	$—
Bank Loans	—	47,311,288	—
Commercial Mortgage-Backed Securities	—	381,380,307	—
Corporate Bonds	—	8,662,378,410	1,942,655
Non-Corporate Foreign Agencies	—	97,655,204	—
Municipal Bonds	—	21,499,340	—
U.S. Treasury Obligations	—	17,594,201	—
Preferred Stocks	3,517,800	—	—
Affiliated Mutual Funds	293,372,139	—	—
Other Financial Instruments*
Futures Contracts	371,913	—	—

Total	$297,261,852	$9,799,945,098	$1,942,655

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of March 31, 2017 categorized by risk exposure:

Derivative Fair Value at 3/31/17
Interest Rate Contracts	$371,913

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which general involves obtaining data from an approved independent third-party vendor source. The portfolios utilized the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and report trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued using the market approach at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 18, 2017

*	Print the name and title of each signing officer under his or her signature.